Share-Based Compensation - Unrecognized Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total unrecognized share-based compensation expense		$ 6,046
Weighted Average Amortization Period	3 years 10 months 6 days
Restricted stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized expense, restricted stock		2,952
Weighted Average Amortization Period	3 years 6 months 29 days
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized expense, stock options		$ 3,094
Weighted Average Amortization Period	4 years